NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 1) - 2016 [Member]	Dec. 31, 2019 USD ($)
Cash	$ 100
Payable assumed by buyer	5,867
Total Consideration	5,967
Gain on sale of subsidiaries	5,967
CRWE Real Estate Inc. [Member]
Cash	100
Gain on sale of subsidiaries	$ 5,967